Shareholder Report, Holdings (Details)	Jun. 30, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Growth Fund Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair Growth Fund Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Growth Fund Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund Class I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Growth Fund Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund Class I | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Growth Fund Class I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
William Blair Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair Growth Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Growth Fund Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair Growth Fund Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Growth Fund Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund Class N | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Growth Fund Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund Class N | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund Class N | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Growth Fund Class N | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Growth Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
William Blair Growth Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Growth Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Growth Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Growth Fund Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Growth Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Growth Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair Growth Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Debt Fund Class I | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Debt Fund Class I | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Debt Fund Class I | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund Class I | Panama Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund Class I | Argentine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund Class I | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund Class I | South Africa Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund Class I | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund Class I | Turkiye Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class I | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Debt Fund Class I | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Emerging Markets Debt Fund Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Debt Fund Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
William Blair Emerging Markets Debt Fund Class I | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
William Blair Emerging Markets Debt Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Debt Fund Class R6 | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Debt Fund Class R6 | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Debt Fund Class R6 | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund Class R6 | Panama Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund Class R6 | Argentine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Debt Fund Class R6 | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund Class R6 | South Africa Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund Class R6 | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Debt Fund Class R6 | Turkiye Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class R6 | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Debt Fund Class R6 | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Emerging Markets Debt Fund Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets Debt Fund Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
William Blair Emerging Markets Debt Fund Class R6 | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
William Blair Emerging Markets Debt Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Small Cap Growth Fund Class N | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Small Cap Growth Fund Class N | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund Class N | KEI Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund Class N | ABB India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Small Cap Growth Fund Class N | Wiwynn Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund Class N | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund Class N | Asia Vital Components Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund Class N | Godrej Properties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund Class N | Huaming Power Equipment Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund Class N | Macrotech Developers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
William Blair Emerging Markets Small Cap Growth Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
William Blair Emerging Markets Small Cap Growth Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
William Blair Emerging Markets Small Cap Growth Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
William Blair Emerging Markets Small Cap Growth Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
William Blair Emerging Markets Small Cap Growth Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
William Blair Emerging Markets Small Cap Growth Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
William Blair Emerging Markets Small Cap Growth Fund Class N | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
William Blair Emerging Markets Small Cap Growth Fund Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
William Blair Emerging Markets Small Cap Growth Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
William Blair Emerging Markets Small Cap Growth Fund Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
William Blair Emerging Markets Small Cap Growth Fund Class N | EMEA [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
William Blair Emerging Markets Small Cap Growth Fund Class N | Latin America [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
William Blair Emerging Markets Small Cap Growth Fund Class N | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	81.50%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | KEI Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | ABB India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Wiwynn Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Asia Vital Components Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Godrej Properties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Huaming Power Equipment Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Macrotech Developers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Latin America [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
William Blair Emerging Markets Small Cap Growth Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	81.50%
William Blair China Growth Fund Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair China Growth Fund Class I | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair China Growth Fund Class I | Kweichow Moutai Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair China Growth Fund Class I | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair China Growth Fund Class I | Huaneng Lancang River Hydropower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund Class I | NAURA Technology Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair China Growth Fund Class I | Weichai Power Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair China Growth Fund Class I | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair China Growth Fund Class I | Zhongji Innolight Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair China Growth Fund Class I | Yutong Bus Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair China Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair China Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair China Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
William Blair China Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair China Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair China Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair China Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair China Growth Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
William Blair China Growth Fund Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair China Growth Fund Class R6 | NetEase, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair China Growth Fund Class R6 | Kweichow Moutai Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair China Growth Fund Class R6 | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair China Growth Fund Class R6 | Huaneng Lancang River Hydropower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund Class R6 | NAURA Technology Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair China Growth Fund Class R6 | Weichai Power Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair China Growth Fund Class R6 | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair China Growth Fund Class R6 | Zhongji Innolight Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair China Growth Fund Class R6 | Yutong Bus Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair China Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair China Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair China Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
William Blair China Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair China Growth Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair China Growth Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
William Blair China Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair China Growth Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
William Blair Growth Fund Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
William Blair Growth Fund Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Growth Fund Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund Class R6 | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Growth Fund Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund Class R6 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Growth Fund Class R6 | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Growth Fund Class R6 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
William Blair Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Growth Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
William Blair Growth Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair Growth Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Large Cap Growth Fund Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Large Cap Growth Fund Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Large Cap Growth Fund Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Large Cap Growth Fund Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Large Cap Growth Fund Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Large Cap Growth Fund Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund Class I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund Class I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Large Cap Growth Fund Class I | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
William Blair Large Cap Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Large Cap Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
William Blair Large Cap Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Large Cap Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Large Cap Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Large Cap Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Large Cap Growth Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Large Cap Growth Fund Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Large Cap Growth Fund Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Large Cap Growth Fund Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Large Cap Growth Fund Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Large Cap Growth Fund Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Large Cap Growth Fund Class N | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund Class N | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund Class N | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Large Cap Growth Fund Class N | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
William Blair Large Cap Growth Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
William Blair Large Cap Growth Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
William Blair Large Cap Growth Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Large Cap Growth Fund Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Large Cap Growth Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Large Cap Growth Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Large Cap Growth Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Large Cap Growth Fund Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Large Cap Growth Fund Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Large Cap Growth Fund Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Large Cap Growth Fund Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Large Cap Growth Fund Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Large Cap Growth Fund Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Large Cap Growth Fund Class R6 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund Class R6 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund Class R6 | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Large Cap Growth Fund Class R6 | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
William Blair Large Cap Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
William Blair Large Cap Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
William Blair Large Cap Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
William Blair Large Cap Growth Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
William Blair Large Cap Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
William Blair Large Cap Growth Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
William Blair Large Cap Growth Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
William Blair Large Cap Growth Fund Class R6 | Financial Service Others [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
William Blair Mid Cap Value Fund Class I | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund Class I | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund Class I | Ingredion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund Class I | Timken Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund Class I | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund Class I | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class I | Axalta Coating Systems Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class I | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class I | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class I | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Mid Cap Value Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Mid Cap Value Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Mid Cap Value Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
William Blair Mid Cap Value Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Mid Cap Value Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Mid Cap Value Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Mid Cap Value Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Mid Cap Value Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Mid Cap Value Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Mid Cap Value Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Mid Cap Value Fund Class R6 | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund Class R6 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund Class R6 | Ingredion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund Class R6 | Timken Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund Class R6 | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund Class R6 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class R6 | Axalta Coating Systems Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class R6 | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class R6 | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class R6 | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Mid Cap Value Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair Mid Cap Value Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Mid Cap Value Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
William Blair Mid Cap Value Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Mid Cap Value Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Mid Cap Value Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Mid Cap Value Fund Class R6 | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
William Blair Mid Cap Value Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Mid Cap Value Fund Class R6 | Real Estate Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Mid Cap Value Fund Class R6 | Public utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Small-Mid Cap Core Fund Class I | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Core Fund Class I | Baldwin Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Core Fund Class I | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Core Fund Class I | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Core Fund Class I | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund Class I | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund Class I | Garrett Motion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund Class I | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund Class I | ACV Auctions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Core Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
William Blair Small-Mid Cap Core Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair Small-Mid Cap Core Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
William Blair Small-Mid Cap Core Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
William Blair Small-Mid Cap Core Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Small-Mid Cap Core Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Small-Mid Cap Core Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Small-Mid Cap Core Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Small-Mid Cap Core Fund Class I | Financial Service Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small-Mid Cap Core Fund Class I | Real Estate Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Small-Mid Cap Core Fund Class I | Public utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Small-Mid Cap Core Fund Class R6 [Member] | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small-Mid Cap Core Fund Class R6 [Member] | Baldwin Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Small-Mid Cap Core Fund Class R6 [Member] | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Small-Mid Cap Core Fund Class R6 [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small-Mid Cap Core Fund Class R6 [Member] | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small-Mid Cap Core Fund Class R6 [Member] | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small-Mid Cap Core Fund Class R6 [Member] | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Small-Mid Cap Core Fund Class R6 [Member] | Garrett Motion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Small-Mid Cap Core Fund Class R6 [Member] | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Small-Mid Cap Core Fund Class R6 [Member] | ACV Auctions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Small-Mid Cap Core Fund Class R6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Small-Mid Cap Core Fund Class R6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Small-Mid Cap Core Fund Class R6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Small-Mid Cap Core Fund Class R6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Small-Mid Cap Core Fund Class R6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Small-Mid Cap Core Fund Class R6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Small-Mid Cap Core Fund Class R6 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Small-Mid Cap Core Fund Class R6 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Small-Mid Cap Core Fund Class R6 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Small-Mid Cap Core Fund Class R6 [Member] | Public utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Small-Mid Cap Core Fund Class R6 [Member] | Financial Support Waived Fee [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000023543 [Member] | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023543 [Member] | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023543 [Member] | E.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023543 [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023543 [Member] | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023543 [Member] | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023543 [Member] | Advanced Drainage Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023543 [Member] | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023543 [Member] | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023543 [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023542 [Member] | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023542 [Member] | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023542 [Member] | E.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023542 [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023542 [Member] | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023542 [Member] | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023542 [Member] | Advanced Drainage Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023542 [Member] | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023542 [Member] | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023542 [Member] | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000023542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000023542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000023542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000023542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000023542 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000023542 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000023542 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000023542 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
William Blair Small-Mid Cap Growth Fund Class R6 | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small-Mid Cap Growth Fund Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund Class R6 | E.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Growth Fund Class R6 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Small-Mid Cap Growth Fund Class R6 | Freshpet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Growth Fund Class R6 | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund Class R6 | Advanced Drainage Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund Class R6 | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Growth Fund Class R6 | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund Class R6 | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
William Blair Small-Mid Cap Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
William Blair Small-Mid Cap Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Small-Mid Cap Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Small-Mid Cap Growth Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
William Blair Small-Mid Cap Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
William Blair Small-Mid Cap Growth Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Small-Mid Cap Growth Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small-Mid Cap Growth Fund Class R6 | Real Estate Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Ingredion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid CapValue Fund CLASS I [Member] | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid CapValue Fund CLASS I [Member] | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Tecnoglass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Avnet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid CapValue Fund CLASS I [Member] | SM Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Small-Mid CapValue Fund CLASS I [Member] | Financial Service Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Qorvo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Ingredion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Commercial Metals Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Tecnoglass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Avnet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | SM Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small-Mid Cap Value Fund Class R6 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Small Cap Growth Fund Class I | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund Class I | Baldwin Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class I | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small Cap Growth Fund Class I | E.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund Class I | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund Class I | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund Class I | Verra Mobility Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund Class I | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class I | Skyline Champion Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
William Blair Small Cap Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
William Blair Small Cap Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Small Cap Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
William Blair Small Cap Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small Cap Growth Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Small Cap Growth Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Small Cap Growth Fund Class I | Financial Service Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small Cap Growth Fund Class I | Exchange Trade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023540 [Member] | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023540 [Member] | Baldwin Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023540 [Member] | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023540 [Member] | E.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023540 [Member] | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023540 [Member] | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023540 [Member] | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023540 [Member] | Verra Mobility Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023540 [Member] | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023540 [Member] | Skyline Champion Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000023540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000023540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000023540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000023540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000023540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023540 [Member] | Financial Service Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000023540 [Member] | Exchange Trade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund Class R6 | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund Class R6 | Baldwin Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class R6 | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small Cap Growth Fund Class R6 | E.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class R6 | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund Class R6 | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small Cap Growth Fund Class R6 | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund Class R6 | Verra Mobility Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund Class R6 | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class R6 | Skyline Champion Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
William Blair Small Cap Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
William Blair Small Cap Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
William Blair Small Cap Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
William Blair Small Cap Growth Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Small Cap Growth Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Small Cap Growth Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
William Blair Small Cap Growth Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small Cap Growth Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Small Cap Growth Fund Class R6 | Exchange Trade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Value Fund Class I | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | SM Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | Expro Group Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund Class I | Verint Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund Class I | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | Granite Construction, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | Tri Pointe Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | Cal-Maine Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small Cap Value Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small Cap Value Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Small Cap Value Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Small Cap Value Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Small Cap Value Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Small Cap Value Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
William Blair Small Cap Value Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
William Blair Small Cap Value Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap Value Fund Class N | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | SM Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | Expro Group Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund Class N | Verint Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund Class N | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | Granite Construction, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | Tri Pointe Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | Cal-Maine Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Small Cap Value Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small Cap Value Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small Cap Value Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
William Blair Small Cap Value Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap Value Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Small Cap Value Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Small Cap Value Fund Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund Class N | Financial Service Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
William Blair Small Cap Value Fund Class N | Real Estate Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Small Cap Value Fund Class R6 | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | ABM Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | SM Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | Expro Group Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund Class R6 | Verint Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund Class R6 | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | Granite Construction, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | Tri Pointe Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | Cal-Maine Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Small Cap Value Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Small Cap Value Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair Small Cap Value Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
William Blair Small Cap Value Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap Value Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Small Cap Value Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Small Cap Value Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund Class R6 | Financial Service Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
William Blair Small Cap Value Fund Class R6 | Real Estate Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Global Leaders Fund Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Global Leaders Fund Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Global Leaders Fund Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund Class I | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund Class I | Atlas Copco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
William Blair Global Leaders Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Global Leaders Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
William Blair Global Leaders Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Global Leaders Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Global Leaders Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Global Leaders Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Global Leaders Fund Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Global Leaders Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund Class I | Public utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Global Leaders Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Global Leaders Fund Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Global Leaders Fund Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Global Leaders Fund Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
William Blair Global Leaders Fund Class I | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
William Blair Global Leaders Fund Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Global Leaders Fund Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Global Leaders Fund Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund Class N | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund Class N | Atlas Copco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund Class N | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
William Blair Global Leaders Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Global Leaders Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
William Blair Global Leaders Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Global Leaders Fund Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Global Leaders Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Global Leaders Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Global Leaders Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Global Leaders Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund Class N | Public utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Global Leaders Fund Class N | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
William Blair Global Leaders Fund Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.40%
William Blair Global Leaders Fund Class N | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.20%
William Blair Global Leaders Fund Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Total Investments	56.50%
William Blair Global Leaders Fund Class N | European Union [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
William Blair Global Leaders Fund Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Global Leaders Fund Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Global Leaders Fund Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Global Leaders Fund Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund Class R6 | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Global Leaders Fund Class R6 | Atlas Copco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund Class R6 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
William Blair Global Leaders Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Global Leaders Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
William Blair Global Leaders Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
William Blair Global Leaders Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Global Leaders Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Global Leaders Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Global Leaders Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Global Leaders Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund Class R6 | Public utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Global Leaders Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Global Leaders Fund Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Global Leaders Fund Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Global Leaders Fund Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.50%
William Blair Global Leaders Fund Class R6 | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
William Blair International Leaders Fund Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair International Leaders Fund Class I | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair International Leaders Fund Class I | Atlas Copco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Leaders Fund Class I | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund Class I | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund Class I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class I | Hoya Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
William Blair International Leaders Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair International Leaders Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair International Leaders Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair International Leaders Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair International Leaders Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair International Leaders Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair International Leaders Fund Class I | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair International Leaders Fund Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
William Blair International Leaders Fund Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair International Leaders Fund Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair International Leaders Fund Class I | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
William Blair International Leaders Fund Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair International Leaders Fund Class N | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair International Leaders Fund Class N | Atlas Copco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund Class N | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Leaders Fund Class N | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class N | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class N | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund Class N | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund Class N | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class N | Hoya Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
William Blair International Leaders Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair International Leaders Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair International Leaders Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair International Leaders Fund Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair International Leaders Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair International Leaders Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair International Leaders Fund Class N | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class N | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair International Leaders Fund Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
William Blair International Leaders Fund Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair International Leaders Fund Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair International Leaders Fund Class N | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
William Blair International Leaders Fund Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair International Leaders Fund Class R6 | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair International Leaders Fund Class R6 | Atlas Copco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund Class R6 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair International Leaders Fund Class R6 | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class R6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class R6 | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund Class R6 | ICON PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund Class R6 | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class R6 | Hoya Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
William Blair International Leaders Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair International Leaders Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair International Leaders Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair International Leaders Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair International Leaders Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair International Leaders Fund Class R6 | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair International Leaders Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair International Leaders Fund Class R6 | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Leaders Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
William Blair International Leaders Fund Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.20%
William Blair International Leaders Fund Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair International Leaders Fund Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair International Leaders Fund Class R6 | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
William Blair International Growth Fund Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund Class I | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund Class I | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class I | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class I | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair International Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
William Blair International Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair International Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair International Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair International Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Growth Fund Class I | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Growth Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
William Blair International Growth Fund Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair International Growth Fund Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair International Growth Fund Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair International Growth Fund Class I | Asia EX Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Growth Fund Class I | Europe Ex U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
William Blair International Growth Fund Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund Class N | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class N | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class N | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class N | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class N | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund Class N | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class N | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class N | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class N | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
William Blair International Growth Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
William Blair International Growth Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
William Blair International Growth Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%
William Blair International Growth Fund Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
William Blair International Growth Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
William Blair International Growth Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
William Blair International Growth Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
William Blair International Growth Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
William Blair International Growth Fund Class N | EMEA [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
William Blair International Growth Fund Class N | Latin America [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
William Blair International Growth Fund Class N | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
William Blair International Growth Fund Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
William Blair International Growth Fund Class N | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.90%
William Blair International Growth Fund Class N | Europe [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
William Blair International Growth Fund Class N | Americas [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
William Blair International Growth Fund Class N | Asia Pacific [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
William Blair International Growth Fund Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund Class R6 | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class R6 | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class R6 | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class R6 | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class R6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund Class R6 | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Growth Fund Class R6 | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class R6 | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class R6 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair International Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
William Blair International Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair International Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair International Growth Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair International Growth Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair International Growth Fund Class R6 | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Growth Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
William Blair International Growth Fund Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair International Growth Fund Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair International Growth Fund Class R6 | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair International Growth Fund Class R6 | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
William Blair International Growth Fund Class R6 | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair International Growth Fund Class R6 | Asia Pacific [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Institutional International Growth Fund Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Institutional International Growth Fund Institutional Class | Novo Nordisk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Institutional International Growth Fund Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Institutional International Growth Fund Institutional Class | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Institutional International Growth Fund Institutional Class | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Institutional International Growth Fund Institutional Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Institutional International Growth Fund Institutional Class | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Institutional International Growth Fund Institutional Class | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund Institutional Class | Tokio Marine Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair Institutional International Growth Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
William Blair Institutional International Growth Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
William Blair Institutional International Growth Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
William Blair Institutional International Growth Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair Institutional International Growth Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Institutional International Growth Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Institutional International Growth Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Institutional International Growth Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Institutional International Growth Fund Institutional Class | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Institutional International Growth Fund Institutional Class | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Institutional International Growth Fund Institutional Class | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
William Blair Institutional International Growth Fund Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair Institutional International Growth Fund Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair Institutional International Growth Fund Institutional Class | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Institutional International Growth Fund Institutional Class | Asia EX Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Institutional International Growth Fund Institutional Class | Europe Ex U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
William Blair International Small Cap Growth Fund Class I | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund Class I | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund Class I | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Small Cap Growth Fund Class I | North West Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund Class I | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund Class I | Lifco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund Class I | Beijer Ref AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund Class I | Hemnet Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund Class I | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund Class I | D'ieteren Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
William Blair International Small Cap Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Small Cap Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair International Small Cap Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
William Blair International Small Cap Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair International Small Cap Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
William Blair International Small Cap Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
William Blair International Small Cap Growth Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Small Cap Growth Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair International Small Cap Growth Fund Class I | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Small Cap Growth Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
William Blair International Small Cap Growth Fund Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair International Small Cap Growth Fund Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
William Blair International Small Cap Growth Fund Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair International Small Cap Growth Fund Class I | Asia EX Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair International Small Cap Growth Fund Class I | Europe Ex U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000023525 [Member] | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023525 [Member] | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023525 [Member] | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023525 [Member] | North West Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023525 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023525 [Member] | Lifco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023525 [Member] | Beijer Ref AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023525 [Member] | Hemnet Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023525 [Member] | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023525 [Member] | D'ieteren Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000023525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000023525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000023525 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000023525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000023525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023525 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023525 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023525 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023525 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000023525 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000023525 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000023525 [Member] | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023525 [Member] | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023525 [Member] | Asia EX Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000023525 [Member] | Europe Ex U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
William Blair International Small Cap Growth Fund Class R6 | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund Class R6 | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund Class R6 | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Small Cap Growth Fund Class R6 | North West Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund Class R6 | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund Class R6 | Lifco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund Class R6 | Beijer Ref AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair International Small Cap Growth Fund Class R6 | Hemnet Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund Class R6 | CTS Eventim AG & Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund Class R6 | D'ieteren Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
William Blair International Small Cap Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair International Small Cap Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair International Small Cap Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
William Blair International Small Cap Growth Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair International Small Cap Growth Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
William Blair International Small Cap Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
William Blair International Small Cap Growth Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Small Cap Growth Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund Class R6 | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair International Small Cap Growth Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
William Blair International Small Cap Growth Fund Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair International Small Cap Growth Fund Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.00%
William Blair International Small Cap Growth Fund Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair International Small Cap Growth Fund Class R6 | European Union [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
William Blair International Small Cap Growth Fund Class R6 | Asia Pacific [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair International Small Cap Growth Fund Class R6 | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Leaders Fund Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets Leaders Fund Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Emerging Markets Leaders Fund Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Emerging Markets Leaders Fund Class I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Emerging Markets Leaders Fund Class I | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund Class I | WEG SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Leaders Fund Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Leaders Fund Class I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund Class I | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
William Blair Emerging Markets Leaders Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets Leaders Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair Emerging Markets Leaders Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
William Blair Emerging Markets Leaders Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets Leaders Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Emerging Markets Leaders Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets Leaders Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund Class I | Financial Support Waived Fee [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Emerging Markets Leaders Fund Class I | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
William Blair Emerging Markets Leaders Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
William Blair Emerging Markets Leaders Fund Class I | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Emerging Markets Leaders Fund Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets Leaders Fund Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Emerging Markets Leaders Fund Class N | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Emerging Markets Leaders Fund Class N | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund Class N | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Emerging Markets Leaders Fund Class N | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund Class N | WEG SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Leaders Fund Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Leaders Fund Class N | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund Class N | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
William Blair Emerging Markets Leaders Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Emerging Markets Leaders Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair Emerging Markets Leaders Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
William Blair Emerging Markets Leaders Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets Leaders Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Emerging Markets Leaders Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets Leaders Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund Class N | Financial Service Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Emerging Markets Leaders Fund Class N | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
William Blair Emerging Markets Leaders Fund Class N | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
William Blair Emerging Markets Leaders Fund Class N | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Emerging Markets Leaders Fund Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets Leaders Fund Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Emerging Markets Leaders Fund Class R6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Emerging Markets Leaders Fund Class R6 | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund Class R6 | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair Emerging Markets Leaders Fund Class R6 | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund Class R6 | WEG SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Leaders Fund Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Leaders Fund Class R6 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Leaders Fund Class R6 | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
William Blair Emerging Markets Leaders Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
William Blair Emerging Markets Leaders Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
William Blair Emerging Markets Leaders Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
William Blair Emerging Markets Leaders Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
William Blair Emerging Markets Leaders Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
William Blair Emerging Markets Leaders Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
William Blair Emerging Markets Leaders Fund Class R6 | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
William Blair Emerging Markets Leaders Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
William Blair Emerging Markets Leaders Fund Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
William Blair Emerging Markets Leaders Fund Class R6 | Latin America [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
William Blair Emerging Markets Leaders Fund Class R6 | Asia [Member]
Holdings [Line Items]
Percent of Total Investments	89.00%
William Blair Emerging Markets Growth Fund Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets Growth Fund Class I | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Growth Fund Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets Growth Fund Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund Class I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Emerging Markets Growth Fund Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Emerging Markets Growth Fund Class I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund Class I | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund Class I | NTPC Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
William Blair Emerging Markets Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
William Blair Emerging Markets Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
William Blair Emerging Markets Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Emerging Markets Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Emerging Markets Growth Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Growth Fund Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
William Blair Emerging Markets Growth Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Growth Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Growth Fund Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Emerging Markets Growth Fund Class I | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Emerging Markets Growth Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
William Blair Emerging Markets Growth Fund Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets Growth Fund Class N | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Growth Fund Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets Growth Fund Class N | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund Class N | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund Class N | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Emerging Markets Growth Fund Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Emerging Markets Growth Fund Class N | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund Class N | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund Class N | NTPC Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
William Blair Emerging Markets Growth Fund Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Growth Fund Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
William Blair Emerging Markets Growth Fund Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
William Blair Emerging Markets Growth Fund Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
William Blair Emerging Markets Growth Fund Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Emerging Markets Growth Fund Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Emerging Markets Growth Fund Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Growth Fund Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Growth Fund Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Growth Fund Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Emerging Markets Growth Fund Class N | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Emerging Markets Growth Fund Class N | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
William Blair Emerging Markets Growth Fund (Class R6) | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
William Blair Emerging Markets Growth Fund (Class R6) | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Growth Fund (Class R6) | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
William Blair Emerging Markets Growth Fund (Class R6) | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund (Class R6) | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund (Class R6) | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Emerging Markets Growth Fund (Class R6) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Emerging Markets Growth Fund (Class R6) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund (Class R6) | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund (Class R6) | NTPC Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund (Class R6) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
William Blair Emerging Markets Growth Fund (Class R6) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Emerging Markets Growth Fund (Class R6) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
William Blair Emerging Markets Growth Fund (Class R6) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
William Blair Emerging Markets Growth Fund (Class R6) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
William Blair Emerging Markets Growth Fund (Class R6) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Emerging Markets Growth Fund (Class R6) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Emerging Markets Growth Fund (Class R6) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Growth Fund (Class R6) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair Emerging Markets Growth Fund (Class R6) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Growth Fund (Class R6) | Real Estate Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Growth Fund (Class R6) | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Emerging Markets Growth Fund (Class R6) | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
William Blair Emerging Markets Growth Fund (Class R6) | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
William Blair Emerging Markets ex China Growth Fund (Class I) | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund (Class I) | ABB India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets ex China Growth Fund (Class I) | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
William Blair Emerging Markets ex China Growth Fund (Class I) | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets ex China Growth Fund (Class I) | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets ex China Growth Fund (Class I) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets ex China Growth Fund (Class I) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets ex China Growth Fund (Class I) | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund (Class I) | Trent Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets ex China Growth Fund (Class I) | HD Hyundai Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
William Blair Emerging Markets ex China Growth Fund (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets ex China Growth Fund (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair Emerging Markets ex China Growth Fund (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair Emerging Markets ex China Growth Fund (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Emerging Markets ex China Growth Fund (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Emerging Markets ex China Growth Fund (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Emerging Markets ex China Growth Fund (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Emerging Markets ex China Growth Fund (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund (Class I) | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Emerging Markets ex China Growth Fund (Class I) | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Emerging Markets ex China Growth Fund (Class I) | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
William Blair Emerging Markets ex China Growth Fund | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund | ABB India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets ex China Growth Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
William Blair Emerging Markets ex China Growth Fund | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets ex China Growth Fund | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Emerging Markets ex China Growth Fund | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Emerging Markets ex China Growth Fund | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets ex China Growth Fund | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund | Trent Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets ex China Growth Fund | HD Hyundai Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
William Blair Emerging Markets ex China Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets ex China Growth Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
William Blair Emerging Markets ex China Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair Emerging Markets ex China Growth Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Emerging Markets ex China Growth Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
William Blair Emerging Markets ex China Growth Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Emerging Markets ex China Growth Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund | Real Estate Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Emerging Markets ex China Growth Fund | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
William Blair Emerging Markets ex China Growth Fund | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
William Blair Emerging Markets ex China Growth Fund | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
William Blair Emerging Markets Small Cap Growth Fund Class I | ASPEED Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Small Cap Growth Fund Class I | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund Class I | KEI Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund Class I | ABB India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Small Cap Growth Fund Class I | Wiwynn Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Small Cap Growth Fund Class I | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund Class I | Asia Vital Components Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund Class I | Godrej Properties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund Class I | Huaming Power Equipment Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund Class I | Macrotech Developers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
William Blair Emerging Markets Small Cap Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Emerging Markets Small Cap Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
William Blair Emerging Markets Small Cap Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
William Blair Emerging Markets Small Cap Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair Emerging Markets Small Cap Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets Small Cap Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Emerging Markets Small Cap Growth Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets Small Cap Growth Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
William Blair Emerging Markets Small Cap Growth Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Emerging Markets Small Cap Growth Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Small Cap Growth Fund Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
William Blair Emerging Markets Small Cap Growth Fund Class I | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
William Blair Emerging Markets Small Cap Growth Fund Class I | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.50%